                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6663


                         SB Adjustable Rate Income Fund
               (Exact name of registrant as specified in charter)


                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)


                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)


              Registrant's telephone number, including area code:
                                 (800) 451-2010


                         Date of fiscal year end: May 31
                     Date of reporting period: May 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



May 31, 2003

ANNUAL
REPORT

[LOGO]

                         Salomon Brothers Mutual Funds




      SB Adjustable Rate Income Fund
                                                      . Salomon Brothers
                                                      Classes of Shares


--------------------------------------------------------------------------------


            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

        [PHOTO]                     [PHOTO]

    DAVID A. TORCHIA            THERESA M. VERES
    PORTFOLIO MANAGER           PORTFOLIO
                                MANAGER

    DAVID A. TORCHIA

    David A. Torchia has more than 18 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

    THERESA M. VERES

    Theresa M. Veres has more than 14 years of securities business experience. Ms. Veres holds a BS in Finance and Marketing from Drexel University.

    FUND OBJECTIVE

    The Fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The Fund will invest at least 80% of its net assets in adjustable rate securities, which may include U.S. government securities. Also, the Fund invests up to 20% of its net assets in short duration corporate and U.S. government fixed rate debt securities.

    FUND FACTS

    MANAGERS' INVESTMENT INDUSTRY EXPERIENCE
    -------------------
    18 Years (David A. Torchia)
    14 Years (Theresa M. Veres)




 Annual Report . May 31, 2003

 SB ADJUSTABLE RATE INCOME FUND

What's Inside

Letter From the Chairman..............................................  1

Manager Overview......................................................  2

Fund Performance......................................................  4

Schedule of Investments...............................................  5

Statement of Assets and Liabilities................................... 14

Statement of Operations............................................... 15

Statements of Changes in Net Assets................................... 16

Notes to Financial Statements......................................... 17

Financial Highlights.................................................. 23

Independent Auditors' Report.......................................... 24

Additional Shareholder Information.................................... 25

Additional Information................................................ 26

Tax Information....................................................... 28


            Not FDIC Insured . Not Bank Guaranteed . May Lose Value

          Letter From the Chairman

[PHOTO]

R. Jay Gerken
R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

We would like to take this opportunity to welcome our new shareholders in the SB Adjustable Rate Income Fund -- Salomon Brothers Shares ("Fund"). Because these shares are new, and because this is the first report issued to shareholders, we thought it might be informative to reiterate some of the Fund's investment objectives and strategies.

The Fund seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates by investing at least 80% of its net assets in adjustable rate securities. Unlike fixed rate securities, the interest rates of the Fund's adjustable rate mortgage and asset-backed securities are periodically readjusted to reflect current changes in interest rates. Readjustments typically occur between one and 36 months. Therefore, the Fund's net asset value generally will not rise or fall inversely to changes in market interest rates as sharply as it would if the Fund invested primarily in fixed rate securities. The Fund may also invest up to 20% of its net assets in fixed rate debt securities.

I invite you to read this and all future reports in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. Thank you for entrusting your assets to us. We look forward to assisting you in meeting your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 18, 2003

    1 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Manager Overview

Special Notice to Shareholders
On June 2, 2003 after the close of its reporting period, the SB Adjustable Rate Income Fund ("Fund"), formerly "Smith Barney Adjustable Rate Income Fund," changed its benchmark to the Citigroup 6-Month U.S. Treasury Bill Index/i/ from the Merrill Lynch 1-3 Year Treasury Index./ii/ The adjustment was made because Management believes the new benchmark more appropriately reflects the investment strategy used by the Fund.

Performance Review
The Fund's Salomon Brothers Classes of Shares commenced operations on April 7, 2003. Because the Fund's Salomon Brothers shares have been in existence for less than six months as of May 31, 2003, they do not yet have a sufficient operating history to generate the performance information. Going forward, the returns for the Fund's Salomon Brothers shares will appear in this section of our letter to help keep you better informed about the performance of the Fund relative to its benchmark and peer group. Furthermore, we will present the portfolio manager's view as to why the Fund performed the way it had for each respective reporting period.

Market Overview
In terms of the overall period, U.S. Treasuries outperformed many higher-rated U.S. fixed-income securities as concerns about war and the economic environment triggered a flight to quality by many investors. During the period, Treasuries modestly outperformed U.S. agency securities. Asset-backed securities and mortgage-backed securities also generated positive results, although a wave of mortgage refinancing activity prompted by low interest rates impacted the mortgage securities market.

What Affected Fund Performance
During the period, we increased the Fund's allocation to adjustable-rate mortgage-backed securities ("ARMs"), [i.e., hybrid ARMs (agency and non-agency issues)], as well as to floating-rate asset-backed securities. The shift in assets was conducted in accordance with the "80% Rule."

As of the period's close, over 60% of the Fund's assets were invested in mortgage-backed securities, of which ARMs constituted 42%. Over 30% of the Fund's assets were invested in asset-backed securities. The Fund held minimal exposure to U.S. Government Agency Notes and Bonds.

Our increased exposure to ARMs, both agency and non-agency, positively contributed to the Fund's performance during the period, largely due to the steepness of the yield curve./1/ Given the uncertainties regarding Iraq and direction of the economy, the Fund continued to benefit from a cautious approach to managing the Fund's duration through the conclusion of the Fund's reporting period.

--------
/1/ The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

    2 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

Thank you for your investment in the SB Adjustable Rate Income Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

  /s/ David Torchia                         /s/ Theresa M. Veres
  David A. Torchia                          Theresa M. Veres
  Vice President and Investment             Vice President and Investment
   Officer                                   Officer

June 18, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2003 and are subject to change. Please refer to pages 5 through 13 for a list and percentage breakdown of the Fund's holdings.



--------
/i/ The Citigroup 6-Month Treasury Bill Index consists of one six-month United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
/ii/ The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.

    3 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Fund Performance


Average Annual Total Returns+
--------------------------------------------------------------------------------

                                         Without Sales Charges/(1)/
                                      ---------------------------------

                                      Salomon Brothers Salomon Brothers
                                          Class 2          Class A
                                      ---------------------------------
         Inception* through 5/31/03++      0.10%             0.42%

                                           With Sales Charges/(2)/
                                      ---------------------------------

                                      Salomon Brothers Salomon Brothers
                                          Class 2          Class A
                                      ---------------------------------
         Inception* through 5/31/03++      0.10%           (1.59)%

Cumulative Total Returns+
--------------------------------------------------------------------------------

                                             Without Sales Charges/(1)/
                                             --------------------------
Salomon Brothers Class 2 (Inception*
 through 5/31/03)...........................           0.10%
Salomon Brothers Class A (Inception*
 through 5/31/03)...........................           0.42

--------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Salomon Brothers Class A shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Salomon Brothers Class A shares reflect the deduction of the maximum initial sales charge of 2.00%.
 * Inception dates for Salomon Brothers Class 2 and A shares are May 12, 2003 and April 22, 2003, respectively.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.

    4 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          May 31, 2003

--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
ADJUSTABLE-RATE SECURITIES -- 87.1%
ASSET-BACKED SECURITIES -- 30.1%
$15,000,000 American Express Credit Account Master Trust,
             Series 2001-4, Class A, 1.440% due 11/17/08 (a)... $   15,039,378
 11,575,000 American Express Master Trust, Series 2001-1,
             Class A, 1.400% due 9/15/05 (a)...................     11,586,987
            AmeriCredit Automobile Receivables Trust:
 22,600,000  Series 2001-D, Class A3, 1.614% due 9/12/06 (a)...     22,641,433
 23,750,000  Series 2003-AM, Class A4B, 1.784% due 11/6/09 (a).     23,764,796
  5,997,844 Ameriquest Mortgage Securities Inc., Series
             2001-1, Class A, 1.610% due 6/25/31 (a)...........      5,998,772
            Amortizing Residential Collateral Trust:
 10,000,000  Series 2002-BC4, Class M1, 2.020% due 7/25/32 (a).      9,881,250
 21,062,343  Series 2002-BC5, Class A, 1.640% due 7/25/32 (a)..     21,075,343
 11,546,079  Series 2002-BC6, Class A2, 1.670% due 8/25/32 (a).     11,553,288
  9,305,961  Series 2002-BC10, Class A3, 1.750% due 1/25/33 (a)      9,333,960
  9,700,000 Bank One Issuance Trust, Series 2002-A1, Class A1,
             1.420% due 1/15/10 (a)............................      9,717,369
            Bayview Financial Acquisition Trust:
 10,000,000  Series 2000, Class M1, 2.070% due 11/25/30 (a)(b).      9,975,000
  3,000,000  Series 2001-CA, Class A1, 1.690% due 8/25/36
               (a)(b)..........................................      2,978,160
 10,017,863  Series 2001-DA, Class A, 1.700% due 11/25/31
               (a)(b)..........................................     10,041,289
 12,500,000  Series 2002-BA, Class A2, 1.970% due 3/25/35
               (a)(b)..........................................     12,488,281
  9,545,000  Series 2003-BA, Class M1, 2.820% due 4/25/33
               (a)(b)..........................................      9,551,103
 17,305,361 Bear Stearns Asset-Backed Securities Trust, Series
             2003-1, Class A1, 1.820% due 11/25/42 (a).........     17,375,598
            Business Loan Express, Class A:
    739,677  Series 1998-1, 3.250% due 1/15/25 (a)(b)..........        715,637
  8,290,761  Series 2001-2A, 1.900% due 1/25/28 (a)(b).........      8,154,792
  4,380,502  Series 2002-1A, 1.870% due 7/25/28 (a)(b).........      4,285,363
 13,939,696  Series 2003-AA, 2.260% due 5/15/29 (a)(b).........     13,939,696
 22,735,000 Capital One Master Trust, Series 2001-1, Class A,
             1.510% due 12/15/10 (a)...........................     22,780,550
            CDC Mortgage Capital Trust:
  1,363,926  Series 2002-HE1, Class A, 1.630% due 1/25/33 (a)..      1,367,706
  7,603,248  Series 2002-HE3, Class A2, 1.860% due 12/27/32 (a)      7,646,086
 20,000,000 Chase Funding Mortgage Loan, Series 2003-1, Class
             2A2, 1.650% due 11/25/32 (a)......................     20,028,200
  3,000,000 Circuit City Credit Card Master Trust, Series
             2003-2, Class A, 1.750% due 4/15/11 (a)...........      3,004,435
            Countrywide Asset-Backed Certificates:
 12,690,582  Series 2002-6, Class AV1, 1.750% due 5/25/33 (a)..     12,715,268
 16,511,423  Series 2002-BC2, Class A, 1.590% due 4/25/32 (a)..     16,554,351
 10,780,000 Discover Card Master Trust I, Series 2000-5, Class
             A, 1.490% due 11/15/07 (a)........................     10,818,439
  7,075,517 First Franklin Mortgage Loan Trust, Series
             2002-FF3, Class A2, 1.780% due 8/25/32 (a)........      7,102,241
            First North American National Bank, Class A:
  4,500,000  Series 2002-A, 1.630% due 7/16/11 (a).............      4,478,906
 15,200,000  Series 2003-A, 1.800% due 5/16/11 (a).............     15,204,750
            First USA Credit Card Master Trust, Class A:
  9,300,000  Series 1996-8, 1.430% due 9/10/06 (a).............      9,306,948
 18,000,000  Series 1999-3, 1.468% due 12/19/06 (a)............     18,022,516
    363,884 Heller Financial, Series 1998-1, Class A, 1.870%
             due 7/15/24 (a)(b)................................        351,148
 13,500,000 Household Automotive Trust, Series 2002-2, Class
             A4, 1.618% due 7/17/09 (a)........................     13,543,022
  4,107,022 Household Consumer Loan Trust, Series 1997-2,
             Class A1, 1.490% due 11/15/07 (a).................      4,109,568
 16,761,111 Household Home Equity Loan Trust, Series 2002-4,
             Class A, 1.868% due 10/20/32 (a)..................     16,848,114
 15,124,352 Household Mortgage Loan Trust, Series 2002-HC1,
             Class A, 1.618% due 5/20/32 (a)...................     15,161,076
 15,600,855 Indymac Home Equity Loan Asset-Backed Trust,
             Series 2001-B, Class AV, 1.570% due 4/25/31 (a)...     15,612,596
 10,508,328 Long Beach Asset Holdings Corp. NIM Trust, Series
             2002-3, Class Note, 1.870% due 8/25/09 (a)(b).....     10,511,585
            Long Beach Mortgage Loan Trust:
  9,360,568  Series 2001-2, Class A2, 1.600% due 7/25/31 (a)...      9,360,685
 17,216,354  Series 2002-2, Class 2A, 1.600% due 7/25/32 (a)...     17,218,273
  5,017,898  Series 2003-1, Class A2, 1.720% due 3/25/33 (a)...      5,030,089
 19,250,966 MASTR Asset-Backed Securities Trust, Series
             2003-OPT1, Class A2, 1.740% due 12/25/32 (a)......     19,308,638

                      See Notes to Financial Statements.

    5 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 30.1% (continued)
$ 8,100,000 MBNA Master Credit Card Trust II, Series 2001-A,
             Class A, 1.460% due 7/15/08 (a)................... $    8,126,911
 10,500,000 Metris Secured Note Trust, Series 2001-3, Class A,
             1.548% due 7/21/08 (a)............................     10,131,104
  1,094,773 Missouri Higher Education Loan Authority, Series
             1997, Class P, 1.740% due 7/25/08 (c).............      1,094,773
            MMCA Auto Lease Trust:
  7,260,000  Series 2002-1, Class A4, 1.590% due 1/15/10 (a)...      7,226,677
 25,000,000  Series 2002-A, Class A3, 1.660% due 9/15/06 (a)(b)     25,095,188
            The Money Store Business Loan-Backed Certificates,
            Class A:
  1,132,290  Series 1997-1, 2.150% due 4/15/28 (d).............      1,109,644
    569,929  Series 1997-2, 2.050% due 2/15/29 (d).............        558,530
            The Money Store SBA Loan-Backed Adjustable Rate
            Certificates, Class A:
    251,763  Series 1996-2, 2.110% due 4/15/24 (d).............        261,465
    553,643  Series 1997-1, 2.000% due 1/15/25 (d).............        562,094
 15,476,199 Morgan Stanley Capital I Inc. Trust, Series
             2003-NC2, Class A3, 1.750% due 2/25/33 (a)........     15,494,770
 14,579,966 New Century Home Equity Loan Trust, Series 2003-2,
             Class A2, 1.750% due 1/25/33 (a)..................     14,591,630
  3,500,000 Nordstrom Credit Card Master Note Trust, Series
             2002-1A, Class A, 1.580% due 10/13/10 (a)(b)......      3,500,000
            NovaStar Mortgage Funding Trust:
  1,714,306  Series 2000-2, Class A1, 1.600% due 1/25/31 (a)...      1,718,237
  3,523,874  Series 2002-1, Class A2, 1.620% due 9/25/32 (a)...      3,531,120
  9,696,554  Series 2003-1, Class A2, 1.710% due 5/25/33 (a)...      9,711,825
 10,000,000  Series 2003-1, Class M1, 2.270% due 5/25/33 (a)...     10,020,921
 12,665,723 Oakwood Mortgage Investors Inc., Series 2001-E,
             Class A1, 1.610% due 3/15/14 (a)..................     12,649,858
            Option One Mortgage Loan Trust:
 26,907,061  Series 2002-3, Class A1, 1.570% due 8/25/32 (a)...     26,896,492
 25,282,323  Series 2003-1, Class A2, 1.740% due 2/25/33 (a)...     25,386,780
 10,000,000  Series 2003-1, Class M1, 2.220% due 2/25/33 (a)...     10,079,407
    866,691 PMC Capital Limited Partnership, Series 1998-1,
             Class A, 3.250% due 4/1/21 (b)(d).................        866,691
    303,818 PMC Capital SBA Loan-Backed Adjustable Rate
             Certificates, Series 1997-1, Class A, 2.350% due
             9/15/23 (b)(d)....................................        294,704
 13,908,652 Renaissance Home Equity Loan Trust, Series 2003-1,
             Class A, 1.750% due 6/25/33.......................     13,954,048
            Saxon Asset Securities Trust:
 11,577,346  Series 2002-3, 1.720% due 12/25/32 (a)............     11,603,680
  5,000,000  Series 2003-1, 2.020% due 6/25/33 (a).............      5,003,186
    611,360 Sequoia Mortgage Trust 2, Series 2, Class A1,
             2.240% due 10/25/24 (a)...........................        612,806
            SLM Student Loan Trust:
  3,361,581  Series 1999-3, Class A1, 1.400% due 1/25/07 (d)...      3,365,113
  1,265,438  Series 2000-3, Class A1L, 1.395% due 4/25/08 (d)..      1,266,380
  1,465,174  Series 2000-4, Class A1, 1.370% due 7/25/08 (d)...      1,466,704
  5,148,059  Series 2001-4, Class A1, 1.370% due 1/25/11 (d)...      5,152,872
  7,104,830  Series 2002-1, Class A1, 1.350% due 10/25/10 (d)..      7,109,341
  7,304,071  Series 2002-3, Class A2, 1.360% due 10/26/09 (d)..      7,311,257
    571,856 SWB Loan-Backed Certificates, Series 1997-1, Class
             A, 2.100% due 8/15/22 (a)(b)......................        548,982
  5,688,901 Textron Financial Corp. Receivables Trust, Series
             2001-A, Class A3, 1.688% due 2/20/09 (a)(b).......      5,682,756
                                                                --------------
            TOTAL ASSET-BACKED SECURITIES (Cost --
            $756,900,715)......................................    758,168,631
                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2%
            Bank of America Mortgage Securities, Inc.:
 11,807,817  Series 2003-B, Class 1A1, 3.002% due 3/25/33......     12,000,270
 27,060,756  Series 2003-C, Class 2A1, 3.929% due 4/25/33......     27,640,127
  1,413,322 Bank One Mortgage-Backed Pass-Through
             Certificates, Series 2000-2, Class 2A, 4.380% due
             3/15/30...........................................      1,432,428
  8,051,246 Bear Stearns ARM Trust, Series 2002-5, Class 1A,
             4.902% due 6/25/32................................      8,237,310
 18,000,000 Commercial Mortgage Pass-Through Certificates,
             Series 2002-FL7, Class A2, 1.660% due 11/15/14
             (a)(b)............................................     17,992,620
            Countrywide Home Loans Mortgage Pass-Through Trust:
  9,172,643  Series 2001-HYB1, Class 1A1, 3.952% due 6/19/31...      9,337,201
 15,567,665  Series 2002-26, Class A4, 1.820% due 12/25/17 (a).     15,589,538

                      See Notes to Financial Statements.

    6 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2% (continued)
$ 6,478,192  Series 2003-1, Class 1A16, 1.820% due 3/25/33 (a). $    6,488,281
 11,430,891  Series 2003-15, Class 1A1, 1.820% due 6/25/18 (a).     11,429,690
 15,000,000  Series 2003-20, Class 3A6, 1.760% due 7/25/18 (a).     14,980,078
  7,473,547  Series 2003-1T1, Class A8, 2.070% due 4/25/33 (a).      7,482,520
 18,250,000  Series 2003-HYB3, Class A1, 3.919% due 11/19/33
               (a).............................................     18,432,500
 31,588,779 CSFB Mortgage-Backed Trust, Series 2002-34, Class
             2A4, 1.920% due 12/25/32 (a)......................     31,691,917
  7,860,309 First Republic Mortgage Loan Trust, Series
             2000-FRB1, Class A2, 4.294% due 6/25/30...........      8,002,630
  2,944,449 GMAC Commercial Mortgage Asset Corp., Series
             2001-FLAA, Class A1, 1.610% due 6/15/13 (a)(b)....      2,944,599
  3,646,774 GS Mortgage Securities Corp., Series 2000-1, Class
             A, 1.668% due 3/20/23 (a)(b)......................      3,692,155
  1,064,906 IFC SBA Loan-Backed Adjustable Rate Certificates,
             Series 1997-1, Class A, 2.250% due 1/15/24 (b)(d).      1,043,608
            Impac CMB Trust:
  4,930,082  Series 2001-2, Class A2, 1.720% due 11/25/31 (a)..      4,934,262
  6,241,251  Series 2001-4, Class M1, 2.470% due 12/25/31 (a)..      6,261,142
  4,889,732  Series 2003-3, Class M1, 2.170% due 3/25/33 (a)...      4,915,060
 15,918,805 MASTR Asset Securitization Trust, Series 2002-NC1,
             Class A2, 1.760% due 10/25/32 (a).................     15,953,491
  5,788,561 MASTR Seasoned Securities Trust, Series 2003-1,
             Class 3A4, 2.070% due 2/25/33 (a).................      5,801,267
  6,456,510 Merit Securities Corp., Series 11PA, Class B1,
             2.519% due 9/28/32 (a)(b).........................      6,383,874
 10,101,020 Merrill Lynch Mortgage Investors, Inc., Series
             2002-A3, Class 2A1, 4.290% due 9/25/32............     10,353,950
            MLCC Mortgage Investors, Inc.:
    579,911  Series 1997-B, Class A, 1.590% due 3/16/26 (a)....        579,851
    227,697  Series 1999-A, Class A, 1.690% due 2/21/26 (a)....        228,163
 19,653,542  Series 2003-A, Class 2A2, 1.749% due 3/25/28 (e)..     19,677,684
            Residential Asset Securitization Trust:
 20,778,783  Series 2003-A3, Class A, 1.770% due 4/25/33 (a)...     20,858,198
  8,978,301  Series 2003-A5, Class A5, 1.820% due 6/25/33 (a)..      8,983,913
    805,998 Ryland Mortgage Securities Corp., Series 1994-3,
             Class A2, 4.719% due 10/25/31.....................        801,740
 13,284,061 Saco I Inc., Series 2002-1, Class A, 1.770% due
             9/25/32 (a)(b)....................................     13,283,928
            Structured Asset Mortgage Investments Trust,
            Series 2002-ARI:
 12,995,095  Class 1A, 4.920% due 3/25/32......................     13,218,280
 11,358,459  Class 2A, 3.598% due 3/25/32......................     11,737,718
            Structured Asset Securities Corp.:
  9,558,019  Series 2002-8A, Class 7A1, 2.888% due 5/25/32.....      9,654,602
  9,779,840  Series 2002-11A, Class 1A1, 2.917% due 6/25/32....     10,001,451
 25,170,819  Series 2002-16A, Class 1A1, 4.151% due 8/25/32....     25,986,990
 17,980,119  Series 2002-18A, Class 1A1, 4.144% due 9/25/32....     18,627,108
  2,475,158  Series 2002-23XS, Class A1, 2.750% due 11/25/32...      2,473,640
 12,003,619  Series 2003-BC1, Class A, 1.820% due 5/25/32......     12,054,303
  6,738,641  Series 2003-8, Class 2A9, 1.820% due 4/25/33......      6,750,063
  2,026,213 Washington Mutual Mortgage Loan Trust, Series
             2000-1, Class A1, 1.610% due 6/25/24 (a)..........      2,028,086
            Washington Mutual Mortgage Securities Corp.,
            Mortgage Pass-Through Certificates:
    708,134  Series 2001-9, Class 1A1, 4.303% due 4/25/28......        727,465
 12,914,629  Series 2002-AR1, Class 1A1, 4.605% due 11/25/30...     13,312,153
 14,457,718  Series 2002-AR15, Class A2, 3.540% due 12/25/32...     14,487,640
  9,103,984  Series 2002-S6, Class A28, 1.870% due 10/25/32 (a)      9,122,601
            Wells Fargo Mortgage-Backed Securities Trust,
            Series 2003-A:
 15,831,000  Class A2, 3.030% due 2/25/33......................     16,005,144
 25,000,000  Class A3, 3.650% due 2/25/33......................     25,171,875
                                                                --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost --
            $506,645,942)......................................    508,793,114
                                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.7%

Federal Home Loan Bank -- 0.6%
 15,000,000 Federal Home Loan Bank, Conversion Bond, Series
             7F-8006, 1.618% due 3/10/06 (d) (Cost --
             $15,000,000)......................................     15,000,000
                                                                --------------

                      See Notes to Financial Statements.

    7 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation (FHLMC) -- 8.7%
$ 1,556,084 FHLMC, Series 1401, Class IA, 1.990% due 5/15/22
             (a)............................................... $    1,554,827
 10,102,261 FHLMC, Series 2582, Class FG, 2.560% due 4/15/32
             (a)...............................................     10,151,829
 25,207,830 FHLMC, Series 2594, Class FN, 2.310% due 4/15/32
             (a)...............................................     25,215,392
            FHLMC Six Month LIBOR:
    539,395  4.360% due 10/1/26................................        549,845
    350,479  4.375% due 7/1/27.................................        365,121
            FHLMC One Year CMT ARM:
  1,055,235  4.303% due 12/1/23................................      1,085,969
    537,830  5.857% due 2/1/24.................................        557,252
  5,532,508  4.117% due 4/1/26.................................      5,720,559
  3,576,736  4.148% due 11/1/26................................      3,680,928
  5,114,730  4.150% due 6/1/29 (f).............................      5,308,556
  4,806,436  5.775% due 3/1/31.................................      5,024,360
  2,401,193  6.923% due 5/1/31.................................      2,491,237
 24,637,357  4.862% due 3/1/33.................................     25,299,643
  3,502,543 FHLMC Three Year CMT ARM, 5.744% due 12/1/30.......      3,632,562
            FHLMC Five Year CMT ARM:
  1,569,271  7.901% due 8/1/25.................................      1,679,611
    810,172  6.520% due 12/1/30................................        837,515
            FHLMC 3/1 Hybrid ARM:
  4,239,297  3.969% due 7/1/29.................................      4,368,084
    352,293  4.594% due 8/1/29.................................        361,673
 15,428,605  4.317% due 8/1/32 (f).............................     15,907,033
 15,054,608  4.633% due 8/1/32 (f).............................     15,548,827
            FHLMC 5/1 Hybrid ARM:
  2,500,465  3.903% due 12/1/26................................      2,561,370
 13,927,460  6.041% due 7/1/29.................................     14,505,784
  2,831,910  6.063% due 7/1/29.................................      2,942,380
  4,545,560  5.706% due 11/1/31................................      4,702,704
  5,978,856  5.850% due 3/1/32.................................      6,187,894
  3,775,752  5.506% due 8/1/34.................................      3,916,365
            FHLMC 7/1 Hybrid ARM:
 15,690,330  6.288% due 8/1/31 (f).............................     16,286,027
 14,439,985  6.090% due 5/1/32 (f).............................     14,926,879
 18,120,765  5.782% due 7/1/32 (f).............................     18,777,634
  2,373,276 FHLMC Strip, Series 19, Class F, 3.092% due 6/1/28.      2,483,073
  2,890,000 FHLMC Structured Pass-Through Securities, Series
             H008, Class A3, 2.290% due 6/15/07................      2,899,934
                                                                --------------
            Total Federal Home Loan Mortgage Corporation (Cost
            -- $217,738,106)...................................    219,530,867
                                                                --------------

Federal National Mortgage Association (FNMA) -- 21.8%
  7,793,046 FNMA 11th COFI, 5.683% due 2/1/31..................      8,073,008
            FNMA Grantor Trust:
  2,235,989  Series 2000-T6, Class A3, 5.885% due 1/25/28......      2,336,158
    906,218  Series 2001-T1, Class A2, 5.516% due 10/25/25.....        931,091
 13,539,471  Series 2002-T18, Class A5, 5.190% due 5/25/42.....     14,329,229
 15,073,784  Series 2002-T19, Class A4, 5.177% due 3/25/42.....     15,975,817
 14,483,866 FNMA Trust, Series 2003-W6, Class 6A, 5.490% due
             8/25/42...........................................     15,235,216
  1,527,572 FNMA, Series 1992-156, Class F, 2.520% due 7/25/07
             (a)...............................................      1,534,473
 15,482,101 FNMA, Series 2003-34, Class FA, 1.920% due 6/25/32
             (a)...............................................     15,523,946
            FNMA Six Month CD ARM:
  1,822,587  3.296% due 12/1/20................................      1,843,615
    148,988  3.374% due 6/1/24.................................        152,516
  1,803,925  4.199% due 7/1/24.................................      1,866,500

                      See Notes to Financial Statements.

    8 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

---------------------------------------------------------------------------------

   Face
  Amount                          Security                             Value
---------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA) -- 21.8% (continued)
$ 1,412,731   3.635% due 9/1/24.................................. $     1,444,170
  3,669,024   4.224% due 9/1/24..................................       3,771,901
  6,503,748   3.551% due 12/1/24.................................       6,592,352
             FNMA Six Month LIBOR:
  2,402,207   6.236% due 11/1/31.................................       2,502,393
 11,223,928   5.189% due 10/1/32 (f).............................      11,622,819
 24,401,703   4.812% due 1/1/33..................................      25,315,435
 16,982,714   5.099% due 1/1/33..................................      17,498,331
 23,162,380   4.768% due 2/1/33..................................      24,017,597
 22,456,185   4.917% due 2/1/33..................................      23,380,060
  9,986,939   4.639% due 4/1/33..................................      10,318,254
  5,985,127   4.749% due 4/1/33..................................       6,202,825
             FNMA One Year LIBOR:
  7,625,919   4.942% due 8/1/32..................................       7,873,761
  6,320,069   4.989% due 11/1/32.................................       6,523,496
  9,569,877   4.164% due 1/1/33 (f)..............................       9,913,411
 25,000,000   4.579% due 6/1/33..................................      25,832,031
             FNMA One Year CMT ARM:
    966,246   4.121% due 8/1/15..................................         983,994
  1,257,016   4.205% due 11/1/18.................................       1,290,465
    722,616   3.323% due 4/1/20..................................         738,153
    933,048   4.106% due 4/1/20..................................         955,140
    910,831   3.789% due 7/1/21..................................         931,704
    374,247   4.203% due 8/1/22..................................         384,557
    526,412   3.789% due 3/1/23..................................         523,768
    458,151   4.513% due 7/1/23..................................         473,727
    896,738   3.125% due 8/1/23..................................         912,848
  1,260,622   4.414% due 2/1/24..................................       1,298,822
    527,074   6.149% due 6/1/25..................................         547,112
    394,553   4.157% due 12/1/25.................................         405,992
    789,029   4.154% due 1/1/26..................................         812,042
    780,472   3.927% due 1/1/27..................................         806,388
  5,343,127   3.922% due 7/1/27..................................       5,507,208
  1,087,056   5.483% due 8/1/27..................................       1,114,912
  5,912,232   4.154% due 1/1/28..................................       6,088,028
    109,212   4.028% due 2/1/28..................................         112,185
    765,411   4.104% due 3/1/28..................................         787,274
  4,032,116   3.878% due 5/1/28..................................       4,129,538
  5,835,859   5.682% due 2/1/29..................................       5,974,515
  4,984,206   6.116% due 2/1/29..................................       5,168,893
  3,903,132   6.846% due 8/1/29..................................       4,044,621
  2,694,643   6.250% due 9/1/29..................................       2,779,889
  5,237,431   4.462% due 11/1/29.................................       5,397,407
  1,899,506   6.684% due 1/1/30..................................       1,946,994
  2,268,117   6.497% due 5/1/30..................................       2,367,555
  7,512,008   4.224% due 9/1/30..................................       7,752,285
  7,362,048   6.273% due 9/1/30..................................       7,669,475
  6,898,787   4.436% due 12/1/30.................................       7,084,192
  1,565,106   5.747% due 1/1/31..................................       1,647,433
  5,805,652   6.641% due 2/1/31..................................       6,061,498
  3,661,668   5.056% due 3/1/31..................................       3,792,589
  2,123,025   6.206% due 4/1/31..................................       2,231,535
  2,425,464   6.862% due 4/1/31..................................       2,498,228
  6,247,839   5.151% due 7/1/31..................................       6,461,771

                      See Notes to Financial Statements.

    9 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

---------------------------------------------------------------------------------

   Face
  Amount                          Security                             Value
---------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA) -- 21.8% (continued)
$ 9,636,346   6.134% due 9/1/31..................................  $    9,925,436
  2,337,861   6.456% due 9/1/31..................................       2,449,792
  9,404,147   6.348% due 10/1/31.................................       9,885,291
  4,088,884   5.647% due 3/1/32..................................       4,214,291
  6,664,162   5.468% due 5/1/32..................................       6,973,321
  8,883,677   5.421% due 6/1/32..................................       9,240,870
 17,297,100   5.710% due 6/1/32 (f)..............................      17,919,764
  5,427,131   5.867% due 6/1/32..................................       5,598,195
  7,395,411   5.792% due 7/1/32..................................       7,690,706
 10,465,423   5.995% due 7/1/32..................................      10,884,832
 17,739,233   5.641% due 9/1/32 (f)..............................      18,566,728
  5,450,549   4.995% due 11/1/32.................................       5,662,399
 16,980,686   3.902% due 1/1/33..................................      17,422,347
  4,626,503   4.598% due 1/1/33..................................       4,770,856
 12,980,825   4.764% due 4/1/33..................................      13,275,565
  8,638,256   4.074% due 5/1/33..................................       8,808,335
 12,275,431   4.438% due 9/1/37..................................      12,613,006
  5,086,166   6.736% due 12/1/40.................................       5,259,807
             FNMA Three Year CMT ARM:
    626,844   7.716% due 9/1/21..................................         664,096
  9,465,589   6.559% due 6/1/30..................................       9,785,052
  5,046,429  FNMA Five Year CMT ARM, 7.132% due 5/1/30...........       5,216,746
                                                                  ---------------
             Total Federal National Mortgage Association (Cost
             -- $546,065,104)....................................     549,120,577
                                                                  ---------------

Government National Mortgage Association (GNMA) -- 5.6%
             GNMA II One Year CMT ARM:
    725,730   4.375% due 2/20/16.................................         749,755
    873,426   5.375% due 6/20/17.................................         903,806
  2,260,535   5.750% due 9/20/20.................................       2,351,619
  1,466,287   4.375% due 3/20/21.................................       1,513,599
  4,767,092   5.375% due 6/20/22.................................       4,940,591
  1,394,469   5.750% due 8/20/22.................................       1,445,079
  3,464,593   5.625% due 10/20/22................................       3,591,899
  1,670,947   5.625% due 11/20/22................................       1,732,358
    773,544   5.625% due 12/20/22................................         802,276
  1,264,584   5.375% due 5/20/23.................................       1,311,383
  1,025,659   4.375% due 1/20/24.................................       1,057,812
  2,008,176   4.375% due 3/20/24.................................       2,068,779
  2,969,953   5.750% due 9/20/27.................................       3,078,740
  3,019,299   5.625% due 10/20/27................................       3,129,777
  6,169,393   4.500% due 4/20/32.................................       6,282,801
  3,806,299   4.500% due 5/20/32.................................       3,876,013
 79,788,204   5.000% due 7/20/32.................................      82,337,258
 15,664,369   5.000% due 8/20/32.................................      16,164,885
  2,494,803   4.500% due 9/20/32.................................       2,549,378
                                                                  ---------------
             Total Government National Mortgage
             Association (Cost -- $138,227,350)..................     139,887,808
                                                                  ---------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost --
             $917,030,560).......................................     923,539,252
                                                                  ---------------

                      See Notes to Financial Statements.

    10 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
PAC IOs -- 0.1%
$17,064,963 First Union-Lehman Brothers Commercial Mortgage
             Trust, Series 1997-C1, Class IO, yield to
             maturity 8.326% due 4/18/29....................... $      759,082
  6,569,516 JP Morgan Commercial Mortgage Finance Corp.,
             Series 1997-C5, Class X, yield to maturity 6.971%
             due 9/15/29 (b)...................................        364,041
 24,088,624 LB Commercial Conduit Mortgage Trust, Series
             1998-C4, Class X, yield to maturity 6.858% due
             9/15/23...........................................        676,124
                                                                --------------
            TOTAL PAC IOs (Cost -- $1,856,410).................      1,799,247
                                                                --------------
            TOTAL ADJUSTABLE-RATE SECURITIES (Cost --
            $2,182,433,627)....................................  2,192,300,244
                                                                --------------
FIXED-RATE SECURITIES -- 9.9%
ASSET-BACKED SECURITIES -- 2.7%
    172,236 Advanta Equipment Receivables, Series 2000-1,
             Class A3, 7.405% due 2/15/07......................        172,761
    164,825 AmSouth Auto Trust, Series 2000-1, Class A3,
             6.670% due 7/15/04................................        165,639
  5,000,000 Capital One Master Trust, Series 2000-2, Class A,
             7.200% due 8/15/08................................      5,496,733
 40,000,000 GMACM Home Equity Loan Trust, Series 2003-HE2,
             Class A2, 3.140% due 6/25/25......................     40,719,368
  3,455,720 Green Tree Financial Corp., Series 1996-8, Class
             A6, 7.600% due 10/15/27...........................      3,602,426
  7,425,126 Lehman ABS Manufactured Housing Contract, Sr. Sub.
             Asset-Backed Certificates, Series 2001-B, Class
             A1, 3.010% due 3/15/10............................      7,464,012
            Mellon Auto Grantor Trust, Class A:
    324,699  Series 2000-1, 7.180% due 10/15/06................        330,588
    411,834  Series 2000-2, 6.390% due 7/15/07.................        426,751
    312,723 PBG Equipment Trust, Series 1A, Class A, 6.270%
             due 1/20/12 (b)...................................        329,206
 10,000,000 Residential Asset Mortgage Products, Inc., Series
             2003-RS2, Class A13, 3.237% due 1/25/29...........     10,124,444
                                                                --------------
            TOTAL ASSET-BACKED SECURITIES (Cost -- $67,844,923)     68,831,928
                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
            Bank of America Mortgage Securities:
    114,426  Series 2001-10, Class 1A2, 6.750% due 10/25/31....        114,762
  5,458,489  Series 2002-2, Class 1A1, 6.500% due 3/25/32......      5,564,520
    540,188 CS First Boston Mortgage Securities Corp., Series
             2001-33, Class 1A1, 6.500% due 1/25/32............        541,946
  1,406,076 GE Capital Mortgage Services, Inc., Series
             1993-17, Class A7, 6.500% due 12/25/23............      1,419,722
    221,140 Prudential Home Mortgage Securities, Series
             1994-3, Class A10, 6.500% due 2/25/24.............        223,306
    256,956 Residential Accredit Loans, Inc., Series
             2000-QS12, Class A1, 7.750% due 10/25/30..........        259,799
            Residential Funding Mortgage Securities:
 12,581,599  Series 1993-S49, Class A8, 6.000% due 12/25/08....     12,990,501
    708,347  Series 1994-S8, Class A6, 6.000% due 3/25/09......        725,711
                                                                --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost
            -- $21,736,465)....................................     21,840,267
                                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%

Federal Home Loan Mortgage Corporation (FHLMC) -- 2.0%
            FHLMC Gold Fifteen Year:
     48,200  6.000% due 5/1/04.................................         48,498
     67,744  6.000% due 5/1/08.................................         70,800
     69,830  6.000% due 6/1/08.................................         72,981
  1,016,869  6.000% due 9/1/08.................................      1,062,747
  1,289,156  6.000% due 10/1/08................................      1,347,319
    164,875  6.000% due 11/1/08................................        172,314
    466,725  6.000% due 1/1/09.................................        485,980
  1,419,040  6.000% due 3/1/09.................................      1,481,233
  1,128,502  5.500% due 4/1/09.................................      1,179,586

                      See Notes to Financial Statements.

    11 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

-------------------------------------------------------------------------------

   Face
  Amount                           Security                           Value
-------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation (FHLMC) -- 2.0% (continued)
$   102,654    6.000% due 4/1/09.................................. $    107,112
  1,750,145    6.000% due 5/1/09..................................    1,822,349
    177,051    6.000% due 7/1/09..................................      184,741
    332,339    6.000% due 3/1/11..................................      346,114
    814,163    6.000% due 5/1/11..................................      847,910
    605,053    6.000% due 6/1/11..................................      630,132
  2,373,081    5.500% due 5/1/12..................................    2,480,505
  3,358,102    6.500% due 9/1/14..................................    3,515,402
  3,390,047    6.000% due 10/1/15.................................    3,528,702
  3,479,729    6.000% due 4/1/17..................................    3,612,209
  1,043,874    6.000% due 5/1/17..................................    1,083,614
  1,860,648    6.000% due 6/1/17..................................    1,931,482
    163,433   FHLMC Gold Thirty Year, 6.500% due 4/1/29...........      170,149
 24,000,000   FHLMC, Series 2525, Class AM, 4.500% due 4/15/32....   24,223,032
                                                                   ------------
              Total Federal Home Loan Mortgage Corporation (Cost
              -- $49,418,581).....................................   50,404,911
                                                                   ------------

Federal National Mortgage Association (FNMA) -- 4.2%
              FNMA Fifteen Year:
    874,788    6.500% due 7/1/08..................................      925,517
  1,387,580    5.500% due 1/1/09..................................    1,453,930
  2,837,942    6.000% due 1/1/09..................................    2,977,483
    902,861    5.500% due 2/1/09..................................      946,033
  4,337,858    6.000% due 11/1/09.................................    4,551,150
  2,776,870    6.000% due 11/1/10.................................    2,907,633
  2,732,492    6.000% due 12/1/10.................................    2,866,849
  1,526,539    5.500% due 3/1/11..................................    1,596,369
  4,611,114    6.000% due 9/1/11..................................    4,820,835
  5,365,542    6.000% due 5/1/12..................................    5,629,365
  6,839,759    5.000% due 3/1/14..................................    7,112,509
  2,208,116    5.000% due 4/1/14..................................    2,296,170
  2,870,213    5.500% due 11/1/16.................................    2,981,998
  2,780,689    5.500% due 12/1/16 (f).............................    2,888,987
  7,000,000   FNMA Sub. Benchmark Notes, 5.500% due 5/2/06........    7,712,089
              FNMA Ten Year:
    119,789    6.000% due 1/1/04..................................      120,509
  8,151,023    6.000% due 8/1/11 (f)..............................    8,505,083
  3,532,688   FNMA Grantor Trust, Series 2002-T6, Class A1,
               3.310% due 2/25/32.................................    3,354,616
              FNMA REMIC Trust:
  5,583,488    Series 1993-251, Class PH, 6.500% due 7/25/23......    5,835,603
  8,029,164    Series 2002-W9, Class A1B, 4.500% due 8/25/42......    8,140,066
  3,640,339    Series 2002-W10, Class A1B, 4.500% due 8/25/42.....    3,697,020
              FNMA Trust:
 14,536,511    Series 2003-W2, Class 2A4, 4.200% due 7/25/42......   14,769,241
  9,500,000    Series 2003-W6, Class 1A23, 2.900% due 10/25/42....    9,526,719
                                                                   ------------
              Total Federal National Mortgage Association (Cost
              -- $103,181,826)....................................  105,615,774
                                                                   ------------

                      See Notes to Financial Statements.

    12 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Schedule of Investments
          (continued)

------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Government National Mortgage Association (GNMA) -- 0.1%
            GNMA Fifteen Year:
$ 1,168,308  6.500% due 8/15/08................................ $    1,237,514
    423,260  6.000% due 12/15/08...............................        445,539
                                                                --------------
            Total Government National Mortgage
            Association (Cost -- $1,597,334)...................      1,683,053
                                                                --------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost --
            $154,197,741)......................................    157,703,738
                                                                --------------
            TOTAL FIXED-RATE SECURITIES (Cost -- $243,779,129).    248,375,933
                                                                --------------
COMMERCIAL PAPER -- 3.0%
 11,200,000 Fortune Brands, Inc., 1.320% due 6/2/03............     11,199,589
 24,369,000 Hannover Funding Co., 1.380% due 6/2/03............     24,368,066
 15,867,000 Merrill Lynch & Co., Inc., 1.330% due 6/2/03.......     15,866,414
 25,000,000 Nieuw Amsterdam Receivables, 1.380% due 6/2/03.....     24,999,042
                                                                --------------
            TOTAL COMMERCIAL PAPER (Cost -- $76,433,111).......     76,433,111
                                                                --------------
            TOTAL INVESTMENTS -- 100.0% (Cost --
            $2,502,645,867*)................................... $2,517,109,288
                                                                ==============

--------
(a) Variable rate security -- rate resets monthly.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security -- rate resets weekly.
(d) Variable rate security -- rate resets quarterly.
(e) Variable rate security -- rate resets semi-annually.
(f) All or a portion of this security is segregated for open futures contracts commitments and extended settlements.

*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:

   ARM  -- Adjustable Rate Mortgage
   CD   -- Certificate of Deposit
   CMO  -- Collateralized Mortgage Obligation
   CMT  -- Constant Maturity Treasury Indexes
  LIBOR -- London Interbank Offered Rate
 PAC IO -- Planned Amortization Class -- Interest Only
  REMIC -- Real Estate Mortgage Investment Conduit
   SBA  -- Small Business Administration

                      See Notes to Financial Statements.

    13 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Statement of Assets and Liabilities

          May 31, 2003

      ASSETS:
       Investments, at value (Cost -- $2,502,645,867)..... $2,517,109,288
       Cash (Note 6)......................................        360,934
       Receivable for Fund shares sold....................     44,862,903
       Interest receivable................................      6,762,366
       Receivable from broker -- variation margin.........         46,876
       Paydown receivables................................     11,711,131
                                                           --------------
       Total Assets.......................................  2,580,853,498
                                                           --------------
      LIABILITIES:
       Payable for securities purchased...................     75,537,570
       Payable for Fund shares purchased..................      8,433,104
       Dividends payable..................................        836,029
       Investment advisory fee payable....................        810,664
       Distribution plan fees payable.....................        559,742
       Administration fee payable.........................        434,255
       Accrued expenses...................................        488,225
                                                           --------------
       Total Liabilities..................................     87,099,589
                                                           --------------
      Total Net Assets.................................... $2,493,753,909
                                                           ==============
      NET ASSETS:
       Par value of shares of beneficial interest......... $      255,536
       Capital paid in excess of par value................  2,502,078,745
       Overdistributed net investment income..............       (852,870)
       Accumulated net realized loss from investment
         transactions and futures contracts...............    (21,277,945)
       Net unrealized appreciation of investments and
         futures contracts................................     13,550,443
                                                           --------------
      Total Net Assets.................................... $2,493,753,909
                                                           ==============
      Shares Outstanding:
      Smith Barney Class A................................    111,363,230
                                                           ==============
      Smith Barney Class B................................      3,871,785
                                                           ==============
      Smith Barney Class L................................    132,630,827
                                                           ==============
      Smith Barney Class Y................................      7,503,236
                                                           ==============
      Salomon Brothers Class 2............................        166,384
                                                           ==============
      Salomon Brothers Class A............................            204
                                                           ==============
      Net Asset Value:
      Smith Barney Class A (and redemption price).........          $9.78
                                                           ==============
      Smith Barney Class B*...............................          $9.69
                                                           ==============
      Smith Barney Class L (and redemption price).........          $9.74
                                                           ==============
      Smith Barney Class Y (and redemption price).........          $9.78
                                                           ==============
      Salomon Brothers Class 2 (and redemption price).....          $9.74
                                                           ==============
      Salomon Brothers Class A (and redemption price).....          $9.79
                                                           ==============
      Maximum Public Offering Price Per Share:
      Smith Barney Class A (net asset value plus 2.04% of
       net asset value per share).........................          $9.98
                                                           ==============
      Salomon Brothers Class A (net asset value plus
       2.04% of net asset value per share)................          $9.99
                                                           ==============

--------
*Redemption price is NAV of Smith Barney Class B shares reduced by a maximum
 5.00% CDSC if shares are redeemed within one year from purchase payment (See
 Note 2).

                      See Notes to Financial Statements.

    14 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Statement of Operations
          For the Year Ended May 31, 2003

INVESTMENT INCOME:
  Interest.................................................................... $51,374,470
                                                                               -----------
EXPENSES:
  Distribution plan fees (Note 8).............................................   8,566,338
  Investment advisory fee (Note 2)............................................   6,696,755
  Administration fee (Note 2).................................................   3,348,377
  Shareholder servicing fees (Note 8).........................................     818,898
  Registration fees...........................................................     197,749
  Audit and legal.............................................................     146,941
  Custody.....................................................................     121,914
  Shareholder communications (Note 8).........................................      81,360
  Trustees' fees..............................................................      45,546
  Other.......................................................................      16,831
                                                                               -----------
  Total Expenses..............................................................  20,040,709
                                                                               -----------
Net Investment Income.........................................................  31,333,761
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
  Realized Gain (Loss) From:
   Investment transactions....................................................   3,678,400
   Futures contracts..........................................................  (7,623,519)
                                                                               -----------
  Net Realized Loss...........................................................  (3,945,119)
                                                                               -----------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of year..........................................................   1,923,132
   End of year................................................................  13,550,443
                                                                               -----------
  Increase in Net Unrealized Appreciation.....................................  11,627,311
                                                                               -----------
Net Gain on Investments and Futures Contracts.................................   7,682,192
                                                                               -----------
Increase in Net Assets From Operations........................................ $39,015,953
                                                                               ===========

                      See Notes to Financial Statements.

    15 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Statements of Changes in Net Assets
          For the Years Ended May 31,


                                                                        2003            2002
--------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $    31,333,761  $   20,210,999
  Net realized loss..............................................      (3,945,119)     (2,276,381)
  Increase in net unrealized appreciation........................      11,627,311       1,110,958
                                                                  ---------------  --------------
  Increase in Net Assets From Operations.........................      39,015,953      19,045,576
                                                                  ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income..........................................     (42,525,536)    (22,982,432)
  Capital........................................................        (925,278)             --
                                                                  ---------------  --------------
  Decrease in Net Assets From Distributions to Shareholders......     (43,450,814)    (22,982,432)
                                                                  ---------------  --------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares...............................   3,044,483,140   1,311,042,752
  Net asset value of shares issued for reinvestment of dividends.      34,904,312      17,850,673
  Cost of shares reacquired......................................  (1,454,880,636)   (620,924,100)
                                                                  ---------------  --------------
  Increase in Net Assets From Fund Share Transactions............   1,624,506,816     707,969,325
                                                                  ---------------  --------------
Increase in Net Assets...........................................   1,620,071,955     704,032,469
NET ASSETS:
  Beginning of year..............................................     873,681,954     169,649,485
                                                                  ---------------  --------------
  End of year*................................................... $ 2,493,753,909  $  873,681,954
                                                                  ===============  ==============
* Includes overdistributed net investment income of:.............       $(852,870)      $(502,952)
                                                                  ===============  ==============






                      See Notes to Financial Statements.

    16 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Notes to Financial Statements

1. Significant Accounting Policies

The SB Adjustable Rate Income Fund ("Fund"), formerly known as Smith Barney Adjustable Rate Income Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The financial highlights and other pertinent information for the SB Adjustable Rate Income Fund -- Smith Barney Classes of Shares are presented in a separate shareholder report.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At May 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized loss amounting to $5,203,029 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

In addition, SBFM had entered into a sub-advisory agreement with BlackRock Financial Management, Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock was responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBFM paid BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. Effective July 23, 2002, the sub-advisory agreement with BlackRock was terminated and SBFM assumed full responsibility for the day-to-day portfolio operations and investment decisions for the Fund.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent with respect to its Smith Barney Classes of shares. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent with respect to its Smith Barney Classes of shares, as well as the Fund's transfer agent with respect to its Salomon Brothers Classes of shares. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended May 31, 2003, the Fund paid transfer agent fees of $777,003 to CTB.

    17 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Notes to Financial Statements
          (continued)


Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There is a maximum initial sales charge of 2.00% for Smith Barney Class A and Salomon Brothers Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B shares, which applies if redemption occurs within one year from the purchase payment of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within the one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended May 31, 2003, CGM received sales charges of approximately $346,000 on sales of the Fund's Smith Barney Class A shares.

Smith Barney Class L shares and Salomon Brothers Class 2 shares have been issued at net asset value without an initial sales charge or CDSC. However, if you acquire Smith Barney Class L shares by exchange from another fund whose Class L shares are subject to a deferred sales charge, you will be subject to a 1.00% deferred sales charge if you redeem such shares within one year from the date of purchase of the original shares. In addition, if you acquire Salomon Brothers Class 2 shares of the Fund by exchange from a Salomon Brothers fund whose Class 2 shares are subject to a deferred sales charge, you will be subject to a deferred sales charge if you redeem the Salomon Brothers Class 2 shares of the Fund within one year from the date of purchase of the originally acquired Class 2 shares.

In addition, for the year ended May 31, 2003, CDSCs paid to CGM were approximately $12,000, $98,000, $8,000 and $3,000 for the Fund's Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Salomon Brothers Class 2 shares, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the year ended May 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding paydowns and short-term investments) were as follows:

     Purchases.............................................. $2,558,681,512
                                                             ==============
     Sales.................................................. $  239,759,965
                                                             ==============

At May 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

      Gross unrealized appreciation.......................... $15,616,198
      Gross unrealized depreciation..........................  (1,152,777)
                                                              -----------
      Net unrealized appreciation............................ $14,463,421
                                                              ===========

    18 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Notes to Financial Statements
          (continued)

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of , U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

At May 31, 2003, the Fund did not have any repurchase agreements outstanding.

5. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At May 31, 2003, the Fund did not hold any TBA securities.

6. Futures Contracts

Securities or cash equal to the initial margin amount, which is made upon entering into the futures contract, are either deposited with the broker or segregated by the custodian. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2003, the Fund had the following open futures contracts:

                          Number of               Basis        Market    Unrealized
To Sell:                  Contracts Expiration    Value        Value        Loss
--------                  --------- ---------- ------------ ------------ ----------
U.S. Treasury 2 Year Note    600       6/03    $129,155,772 $130,068,750 $(912,978)
                                                                         =========

At May 31, 2003, the Fund had deposited $360,000 with the broker as initial margin collateral.

    19 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Notes to Financial Statements
          (continued)


7. Distributions Paid to Shareholders by Class

                                           Year Ended   Year Ended
                                          May 31, 2003 May 31, 2002
                                          ------------ ------------
             Smith Barney Class A/(1)(2)/
             Net investment income....... $20,677,881  $11,728,605
             Capital.....................     447,922           --
                                          -----------  -----------
             Total....................... $21,125,803  $11,728,605
                                          ===========  ===========
             Smith Barney Class B/(1)/
             Net investment income....... $   733,037  $   275,178
             Capital.....................      16,053           --
                                          -----------  -----------
             Total....................... $   749,090  $   275,178
                                          ===========  ===========
             Smith Barney Class L/(1)(3)/
             Net investment income....... $20,055,216  $10,978,649
             Capital.....................     437,675           --
                                          -----------  -----------
             Total....................... $20,492,891  $10,978,649
                                          ===========  ===========
             Smith Barney Class Y/(1)/
             Net investment income....... $ 1,057,789  $        --
             Capital.....................      23,593           --
                                          -----------  -----------
             Total....................... $ 1,081,382  $        --
                                          ===========  ===========
             Salomon Brothers Class 2
             Net investment income....... $     1,609  $        --
             Capital.....................          35           --
                                          -----------  -----------
             Total....................... $     1,644  $        --
                                          ===========  ===========
             Salomon Brothers Class A
             Net investment income....... $         4  $        --
             Capital.....................           0*          --
                                          -----------  -----------
             Total....................... $         4  $        --
                                          ===========  ===========

--------
(1)On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(2)On August 5, 2002, Class I shares were renamed as Class A shares.
(3)On August 5, 2002, Class A shares were renamed as Class L shares.
 * Amount represents less than $1.00.

8. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Salomon Brothers Class 2 and Salomon Brothers Class A shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Smith Barney Class B, Smith Barney Class L and Salomon Brothers Class 2 shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the year ended May 31, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                       Smith Barney Smith Barney Smith Barney Salomon Brothers Salomon Brothers
                         Class A      Class B      Class L        Class 2          Class A
                       ------------ ------------ ------------ ---------------- ----------------
Distribution Plan Fees  $1,856,721    $228,485    $6,480,468        $664              $0*

--------
* Amount represents less than $1.00.

    20 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Notes to Financial Statements
          (continued)


For the year ended May 31, 2003, total Shareholder Servicing fees were as follows:

                            Smith Barney Smith Barney Smith Barney Smith Barney
                              Class A      Class B      Class L      Class Y
                            ------------ ------------ ------------ ------------
 Shareholder Servicing Fees   $496,318     $16,910      $305,611       $59

For the year ended May 31, 2003, total Shareholder Communication expenses were as follows:

                                   Smith Barney Smith Barney Smith Barney Smith Barney
                                     Class A      Class B      Class L      Class Y
                                   ------------ ------------ ------------ ------------
Shareholder Communication Expenses   $15,978       $6,956      $49,783       $8,643

9. Shares of Beneficial Interest

At May 31, 2003, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Smith Barney Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Smith Barney Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares. Effective August 5, 2002, the Fund adopted the renaming of existing Class A shares as Class L shares and existing Class I shares were renamed as Class A shares. Effective April 4, 2003, the Fund adopted the renaming of existing Class A, B, L and Y shares as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.

Transactions in shares of each class were as follows:

                                        Year Ended                  Year Ended
                                 May 31, 2003/(1)(2)(3)/           May 31, 2002
                               ---------------------------  --------------------------
                                  Shares        Amount         Shares        Amount
                               -----------  --------------  -----------  -------------
Smith Barney Class A/(4)(5)/
 Shares sold.................. 140,006,278  $1,371,402,791   68,287,832  $ 671,498,218
 Shares issued on reinvestment   1,673,978      16,399,645      879,504      8,636,253
 Shares reacquired............ (72,691,318)   (711,861,965) (33,369,258)  (327,725,278)
                               -----------  --------------  -----------  -------------
 Net Increase.................  68,988,938  $  675,940,471   35,798,078  $ 352,409,193
                               ===========  ==============  ===========  =============
Smith Barney Class B/(5)/
 Shares sold..................   4,630,433  $   44,992,944    1,260,946  $  12,578,853
 Shares issued on reinvestment      62,929         611,088       50,808        212,425
 Shares reacquired............  (1,985,871)    (19,283,390)    (447,013)    (4,353,173)
                               -----------  --------------  -----------  -------------
 Net Increase.................   2,707,491  $   26,320,642      864,741  $   8,438,105
                               ===========  ==============  ===========  =============
Smith Barney Class L/(5)(6)/
 Shares sold.................. 154,208,613  $1,504,159,271   64,036,046  $ 626,965,681
 Shares issued on reinvestment   1,723,038      16,806,585      920,650      9,001,995
 Shares reacquired............ (69,110,809)   (673,997,166) (29,542,267)  (288,845,649)
                               -----------  --------------  -----------  -------------
 Net Increase.................  86,820,842  $  846,968,690   35,414,429  $ 347,122,027
                               ===========  ==============  ===========  =============
Smith Barney Class Y/(5)/
 Shares sold..................  12,444,949  $  122,007,172           --             --
 Shares issued on reinvestment     110,855       1,085,379           --             --
 Shares reacquired............  (5,052,568)    (49,438,115)          --             --
                               -----------  --------------  -----------  -------------
 Net Increase.................   7,503,236  $   73,654,436           --             --
                               ===========  ==============  ===========  =============

    21 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Notes to Financial Statements
          (continued)

                                         Year Ended            Year Ended
                                    May 31, 2003/(1)(2)(3)/   May 31, 2002
                                    ----------------------  -----------------
                                     Shares      Amount      Shares   Amount
                                     -------   ----------   -------- --------
     Salomon Brothers Class 2
      Shares sold.................. 197,020    $1,918,969         --       --
      Shares issued on reinvestment     165         1,611         --       --
      Shares reacquired............ (30,801)     (300,000)        --       --
                                     -------   ----------   -------- --------
      Net Increase................. 166,384    $1,620,580         --       --
                                     =======   ==========   ======== ========
     Salomon Brothers Class A
      Shares sold..................     204    $    1,993         --       --
      Shares issued on reinvestment      --             4         --       --
                                     -------   ----------   -------- --------
      Net Increase.................     204    $    1,997         --       --
                                     =======   ==========   ======== ========

--------
(1)For Smith Barney Class Y shares, transactions are for the period October 17, 2002 (inception date) to May 31, 2003.
(2)For Salomon Brothers Class 2 shares, transactions are for the period May 12, 2003 (inception date) to May 31, 2003.
(3)For Salomon Brothers Class A shares, transactions are for the period April 22, 2003 (inception date) to May 31, 2003.
(4)On August 5, 2002, Class I shares were renamed as Class A shares.
(5)On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(6)On August 5, 2002, Class A shares were renamed as Class L shares.

10. Capital Loss Carryforward

At May 31, 2003, the Fund had, for Federal income tax purposes, approximately $13,297,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on May 31 of the year indicated:

                        2004     2005     2008     2009      2010       2011
                      -------- -------- -------- -------- ---------- ----------
 Carryforward Amounts $570,000 $856,000 $338,000 $341,000 $1,737,000 $9,455,000

In addition, the Fund had $8,894,186 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

11. Income Tax Information and Distributions to Shareholders

At May 31, 2003, the tax basis components of distributable earnings were:

                    Accumulated capital losses $(13,296,737)
                                               ============
                    Unrealized appreciation... $ 14,463,421
                                               ============

The difference between book basis and tax basis unrealized appreciation is attributable primarily to mark to market of derivative securities.

The tax character of distributions paid during the year was:

                          Ordinary income $42,525,536
                          Capital........     925,278
                                          -----------
                          Total.......... $43,450,814
                                          ===========

    22 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Financial Highlights



For the share of each class of beneficial interest outstanding throughout the period ended May 31, unless otherwise noted:

                                          Salomon Brothers Salomon Brothers
                                           Class 2 Shares   Class A Shares
                                          ---------------- ----------------
                                            2003/(1)(2)/     2003/(2)(3)/
                                          ---------------- ----------------
     Net Asset Value, Beginning of Period      $ 9.74           $ 9.77
                                               ------           ------
     Income From Operations:
       Net investment income.............        0.01             0.02
       Net realized and unrealized gain..        0.00*            0.02
                                               ------           ------
     Total Income From Operations........        0.01             0.04
                                               ------           ------
     Less Distributions From:
       Net investment income.............       (0.01)           (0.02)
       Capital...........................       (0.00)*          (0.00)*
                                               ------           ------
     Total Distributions.................       (0.01)           (0.02)
                                               ------           ------
     Net Asset Value, End of Period......      $ 9.74           $ 9.79
                                               ======           ======
     Total Return++......................        0.10%            0.42%
     Net Assets, End of Period (000s)....      $1,621               $2
     Ratios to Average Net Assets+:
       Net investment income.............        1.53%            1.72%
       Expenses..........................        1.48             0.81
     Portfolio Turnover Rate.............          15%              15%

--------
(1) For the period May 2, 2003 (inception date) to May 31, 2003.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period April 22, 2003 (inception date) to May 31, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.
*  Amount represents less than $0.01 per share.

    23 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Independent Auditors' Report

The Shareholders and Board of Trustees of the SB Adjustable Rate Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SB Adjustable Rate Income Fund, formerly known as Smith Barney Adjustable Rate Income Fund, as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and broker. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SB Adjustable Rate Income Fund as of May 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

New York, New York
July 10, 2003

    24 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Additional Shareholder Information
          (unaudited)

Result of Annual Meeting of Shareholders

The Special Meeting of Shareholders of SB Adjustable Rate Income Fund was held on February 5, 2003, for the purpose of considering and voting upon the election of Trustees. The following table provides information concerning the matter voted upon at the Meeting:

1.  Election of Trustees

                                       % of                        % of
    Nominees              Votes For  Votes For Votes Withheld Votes Withheld
    --------              ---------- --------- -------------- --------------
    Allan J. Bloostein... 77,995,277  96.613%    2,734,397        3.387%
    Dwight B. Crane...... 78,059,092  96.692     2,670,582        3.308
    Paolo M. Cucchi...... 78,056,765  96.689     2,672,909        3.311
    Robert A. Frankel.... 78,041,925  96.671     2,687,749        3.329
    Paul Hardin.......... 78,094,424  96.736     2,635,250        3.264
    William R. Hutchinson 78,063,901  96.698     2,665,773        3.302
    R. Jay Gerken........ 78,067,839  96.703     2,661,835        3.297
    George M. Pavia...... 78,031,193  96.657     2,698,481        3.343

    25 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Additional Information
          (unaudited)

Information about Trustees and Officers

The business and affairs of the SB Adjustable Rate Income Fund ("Fund") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling the Fund's transfer agent (PFPC Global Fund Services at 1-800-446-1013).

                                                                                            Number of
                                                                                          Portfolios in
                                            Term of Office*                               Fund Complex
                           Position(s) Held  and Length of     Principal Occupation(s)     Overseen by   Other Directorships
Name, Address and Age         with Fund       Time Served        During Past 5 Years         Trustee       Held by Trustee
---------------------      ---------------- --------------- ----------------------------- ------------- ---------------------
Non-Interested Trustees:
Allan J. Bloostein         Trustee               Since      President, Allan J. Bloostein       35      Director of Taubman
27 West 67th Street                              1992       Associates                                  Centers, Inc.
Apt. 5FW
New York, NY 10023
Age 73

Dwight B. Crane            Trustee               Since      Professor, Harvard Business         51              None
Harvard Business School                          1992       School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Paolo M. Cucchi            Trustee               Since      Vice President and Dean of           7              None
Drew University                                  2001       College of Liberal Arts at
108 Brothers College                                        Drew University
Madison, NJ 07940
Age 61

Robert A. Frankel          Trustee               Since      Managing Partner                    24              None
8 John Walsh Blvd.                               1994       of Robert A. Frankel
Peekskill, NY 10566                                         Management Consultants
Age 76

Paul Hardin                Trustee               Since      Chancellor Emeritus and             36              None
12083 Morehead                                   2001       Professor of Law at the
Chapel Hill, NC 27514-8426                                  University of North Carolina
Age 72                                                      at Chapel Hill

William R. Hutchinson      Trustee               Since      President, WR Hutchinson &           7      Director of Associate
535 N. Michigan                                  1995       Associates, Inc.; formerly                  Bank and Associated
Suite 1012                                                  Group Vice President,                       Banc-Corp
Chicago, IL 60611                                           Mergers & Acquisitions BP
Age 60                                                      Amoco

George M. Pavia            Trustee               Since      Senior Partner, Pavia &              7              None
600 Madison Avenue                               2001       Harcourt Attorneys
New York, NY 10022
Age 75

Interested Trustee:
R. Jay Gerken, CFA**       Chairman,             Since      Managing Director of               219              None
CGM                        President and         2002       Citigroup Global Markets
399 Park Avenue            Chief Executive                  Inc. ("CGM"); Chairman,
4th Floor                  Officer                          President and Chief
New York, NY 10022                                          Executive Officer of Smith
Age 52                                                      Barney Fund Management
                                                            LLC ("SBFM"), Travelers
                                                            Investment Adviser, Inc.
                                                            ("TIA") and Citi Fund
                                                            Management Inc.

    26 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Additional Information
          (unaudited) (continued)

                                                                                          Number of
                                                                                        Portfolios in
                                          Term of Office*                               Fund Complex
                         Position(s) Held  and Length of     Principal Occupation(s)     Overseen by  Other Directorships
Name, Address and Age       with Fund       Time Served        During Past 5 Years         Trustee      Held by Trustee
---------------------    ---------------- --------------- ----------------------------- ------------- -------------------
Officers:
Lewis E. Daidone          Senior Vice          Since      Managing Director of CGM;          N/A              N/A
CGM                       President            1994       Director and Senior Vice
125 Broad Street          and Chief                       President of SBFM and TIA;
11th Floor                Administrative                  Former Chief Financial
New York, NY 10004        Officer                         Officer and Treasurer of
Age 45                                                    mutual funds affiliated with
                                                          Citigroup Inc.

Richard L. Peteka         Chief                Since      Director and Head of Internal      N/A              N/A
CGM                       Financial            2002       Control for Citigroup Asset
125 Broad Street          Officer and                     Management U.S. Mutual
11th Floor                Treasurer                       Fund Administration from
New York, NY 10004                                        1999-2002; Vice President,
Age 42                                                    Head of Mutual Fund
                                                          Administration and Treasurer
                                                          at Oppenheimer Capital from
                                                          1996-1999

David A. Torchia          Vice President       Since      Managing Director of CGM           N/A              N/A
CGM                       and Investment       2002
399 Park Avenue           Officer
4th Floor
New York, NY 10022
Age 43

Theresa M. Veres          Vice President       Since      Director of CGM                    N/A              N/A
CGM                       and Investment       2002
399 Park Avenue           Officer
4th Floor
New York, NY 10022
Age 37

Kaprel Ozsolak            Controller           Since      Vice President of CGM              N/A              N/A
CGM                                            2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor        Secretary            Since      Managing Director of CGM;          N/A              N/A
CGM                                            1994       General Counsel and
300 First Stamford Place                                  Secretary of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52


--------
 * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.

    27 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          Tax Information
          (unaudited)

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 2003:

   . A total of 3.34% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

    28 SB Adjustable Rate Income Fund  | 2003 Annual Report to Shareholders

          SB Adjustable Rate Income Fund


Trustees

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
    Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken, CFA
    President and Chief Executive Officer
Lewis E. Daidone
    Senior Vice President and Chief Administrative Officer
Richard L. Peteka
    Chief Financial Officer and Treasurer
David A. Torchia
    Vice President and Investment Officer
Theresa M. Veres
    Vice President and Investment Officer
Kaprel Ozsolak
    Controller
Christina T. Sydor
    Secretary

Investment Adviser and Administrator

    Smith Barney Fund Management LLC

Distributor

    Citigroup Global Markets Inc.

Custodian

    State Street Bank and Trust Company

Transfer Agent

    PFPC Global Fund Services
    P.O. Box 9699
    Providence, Rhode Island
    02940-9699

This report is submitted for the general information of the shareholders of SB Adjustable Rate Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after August 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

SB ADJUSTABLE RATE INCOME FUND
125 Broad Street
New York, New York 10004

WWW.SBAM.COM

FD02800 7/03

03-5057

[LOGO] SALOMON
       BROTHERS
       Asset Management

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


SB Adjustable Rate Income Fund

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        SB Adjustable Rate Income Fund

Date:   August 5, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        SB Adjustable Rate Income Fund

Date:   August 5, 2003

By:     /s/ Richard Peteka
        Chief Financial Officer of
        SB Adjustable Rate Income Fund

Date:   August 5, 2003